Activity and structure of Inter and its subsidiaries	9 Months Ended
Sep. 30, 2023
Activity and structure of Inter and its subsidiaries
Activity and structure of Inter & Co, Inc. and its subsidiaries	Activity and structure of Inter & Co, Inc. and its subsidiaries
Inter & Co, Inc. (“Inter & Co” or “Company”, together with its consolidated subsidiaries, the “Group”), formerly Inter Platform Inc, is a Cayman Island exempted company with limited liability, incorporated on January 26, 2021. On May 7, 2021, Inter & Co, Inc., began a corporate reorganization involving two new non-operating companies with no material assets, liabilities or contingencies: the Company, and Inter Holding Financeira S.A. (HoldFin), located in Brazil. The Company and HoldFin have become the indirect and direct shareholders of Banco Inter S.A (“Inter” or “Banco Inter”), respectively, thus the ultimate shareholders of Inter and their voting and non-voting interest were the same before and after this corporate reorganization.

Inter & Co, Inc. is currently the entity which is registered with the U.S. Securities and Exchange Commission (“SEC”). The common shares are traded on the Nasdaq under the symbol “INTR” and its Brazilian Depositary Receipts (“BDRs”) are traded on B3 - Brasil, Bolsa, Balcão (“B3”), the Brazilian stock exchange, under the symbol “INBR32”.
Banco Inter was a publicly held company with equity securities listed on B3 since April 2018. On June 23, 2022, Inter & Co and Banco Inter completed a corporate reorganization as an immediate result of which Inter & Co became indirectly, through Inter Holding Financeira S.A. (“HoldFin”), the owner of all shares of Banco Inter S.A. The ultimate shareholders of Banco Inter were the same before and after this corporate reorganization, however our controlling shareholder received Class B common shares, which are entitled to 10 votes per share while all other shareholders received Class A common shares, which are entitled to 1 vote per share. Inter & Co accounted for this corporate reorganization as a reorganization of entities under common control, and the pre-reorganization historical value of Banco Inter’s consolidated assets and liabilities are reflected in these financial statements as described:
•The consolidated financial position of Inter & Co, Inc. as of September 30, 2023 and December 31, 2022.
•The consolidated operating results and cash flows of Inter & Co, Inc. for the periods ended on September 30, 2023 and 2022.
• The recognition of non-controlling interest on June 23, 2022, relating to the transfer from non-controlling interest to equity of the Company of the Banco Inter shareholders that exchanged their Banco Inter shares to shares and/or BDRs of the Company and the payment to shareholders of Banco Inter who opted to receive cash in lieu of shares of the Company (instead of shares and BDRs of the Company).
In January 2022, Inter&Co Payments, Inc. (formerly USEND or Pronto Money Transfer, Inc), a remittance platform and global provider of digital accounts, was acquired to accelerate the global expansion plan.
The Group’s objective is to operate as a digital multi-service bank for individuals and companies, and among its main activities are real estate loans, payroll credit, credit for companies, rural loans, credit card operations, checking account, investments, insurance services, as well as a marketplace of non-financial services provided by means of its subsidiaries.